Goodwill - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill:
Growth rate used to extrapolate the cash flows	3.00%	3.00%
Carrying amount of brand with indefinite useful life	¥ 6,085,650	¥ 6,056,253
Operating assets_Tier 1
Goodwill:
Carrying amount of brand with indefinite useful life	3,596,102	3,596,102
Operating assets_Tier 2
Goodwill:
Carrying amount of brand with indefinite useful life	361,449	364,841
Expansion assets
Goodwill:
Carrying amount of brand with indefinite useful life	¥ 2,128,099	¥ 2,095,310
Brand
Goodwill:
Discount rate on cash flow projections	12.00%	12.00%
Carrying amount of brand with indefinite useful life	¥ 1,729,200	¥ 1,729,200
Brand | Operating assets_Tier 1
Goodwill:
Carrying amount of brand with indefinite useful life	939,200	939,200
Brand | Operating assets_Tier 2
Goodwill:
Carrying amount of brand with indefinite useful life	222,500	222,500
Brand | Expansion assets
Goodwill:
Carrying amount of brand with indefinite useful life	¥ 567,500	¥ 567,500